UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2015

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2016

BP Capital TwinLine Energy Fund

Class A – Ticker: BPEAX
Class C – Ticker: BPECX
Class I – Ticker: BPEIX

BP Capital TwinLine MLP Fund

Class A – Ticker: BPMAX
Class C – Ticker: BPMCX
Class I – Ticker: BPMIX

TABLE OF CONTENTS

Allocation of Investments	2

Schedule of Investments

BP Capital TwinLine Energy Fund	3

BP Capital TwinLine MLP Fund	5

Statements of Assets and Liabilities	8

Statements of Operations	10

Statements of Changes in Net Assets

BP Capital TwinLine Energy Fund	12

BP Capital TwinLine MLP Fund	14

Financial Highlights

BP Capital TwinLine Energy Fund	16

BP Capital TwinLine MLP Fund	19

Notes to the Financial Statements	22

Expense Example	33

Additional Information	36

Privacy Notice	37

BP Capital Funds
ALLOCATION OF INVESTMENTS*
May 31, 2016 (Unaudited)

BP Capital TwinLine Energy Fund

BP Capital TwinLine MLP Fund

*	As a percentage of total investments.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS – 88.7%

Auto Parts & Equipment – 5.2%
Goodyear Tire & Rubber Co.	110,886	$3,101,481
Horizon Global Corp. (a)	300,458	3,500,336
		6,601,817

Chemicals – 2.9%
Westlake Chemical Corp.	83,165	3,670,071

Downstream – 2.8%
Tesoro Corp.	19,267	1,504,367
Valero Energy Corp.	38,571	2,109,834
		3,614,201

Exploration & Production – 39.2%
Anadarko Petroleum Corp.	99,546	5,162,455
Concho Resources, Inc. (a)	34,376	4,171,184
Continental Resources, Inc. (a)	126,396	5,316,216
Diamondback Energy, Inc. (a)	22,382	2,035,643
EOG Resources, Inc.	29,164	2,372,783
Memorial Resource Development Corp. (a)	336,571	5,317,822
Newfield Exploration Co. (a)	108,620	4,428,437
Pioneer Natural Resources Co.	17,892	2,868,445
RSP Permian, Inc. (a)	140,847	4,638,092
Southwestern Energy Co. (a)	397,325	5,431,433
WPX Energy, Inc. (a)	769,030	7,913,319
		49,655,829

Integrated – 4.0%
Chevron Corp.	49,816	5,031,416

Machinery – 6.0%
Emerson Electric Co.	80,944	4,210,707
TriMas Corp. (a)	196,248	3,353,878
		7,564,585

Midstream – 5.9%
Cheniere Energy, Inc. (a)	104,937	3,371,626
Kinder Morgan, Inc.	224,052	4,050,860
		7,422,486

Oil Field Services – 20.3%
Baker Hughes, Inc.	99,960	4,636,145
Forum Energy Technologies, Inc. (a)	340,201	5,708,573
Halliburton Co.	102,098	4,306,494
Newpark Resources, Inc. (a)	250,060	1,147,775

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (Continued)

Oil Field Services (Continued)
Patterson-UTI Energy, Inc.	187,756	$3,494,139
Superior Energy Services, Inc.	372,240	6,417,417
		25,710,543

Transportation – 2.4%
JetBlue Airways Corp. (a)	71,771	1,286,854
Roadrunner Transportation Systems, Inc. (a)	213,350	1,717,468
		3,004,322
TOTAL COMMON STOCKS (Cost $110,770,696)		112,275,270

PARTNERSHIPS & TRUSTS – 9.1%

Midstream – 9.1%
Buckeye Partners LP	35,250	2,535,180
Sunoco LP	103,231	3,424,172
Sunoco Logistics Partners LP	88,678	2,434,211
Western Gas Partners LP	62,445	3,111,635
TOTAL PARTNERSHIPS & TRUSTS (Cost $11,033,541)		11,505,198

SHORT-TERM INVESTMENTS – 2.5%

Money Market Funds – 2.5%
Invesco Short-Term Investment Trust Liquid Assets Portfolio –
Institutional Class, 0.44% (b)	3,147,403	3,147,403
TOTAL SHORT-TERM INVESTMENTS (Cost $3,147,403)		3,147,403

Total Investments (Cost $124,951,640) – 100.3%		126,927,871
Liabilities in Excess of Other Assets – (0.3)%		(437,036)
TOTAL NET ASSETS – 100.0%		$126,490,835

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	The rate quoted is the annualized seven-day yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS – 17.8%

Natural Gas/NGL Transportation – 17.8%
Cheniere Energy Partners LP Holdings LLC	17,626	$351,639
Cheniere Energy, Inc. (a)	47,171	1,515,604
Kinder Morgan, Inc.	135,112	2,442,825
Targa Resources Corp.	70,425	3,016,303
TOTAL COMMON STOCKS (Cost $6,338,561)		7,326,371

CONVERTIBLE PREFERRED STOCKS – 2.3%

Natural Gas/NGL Transportation – 2.3%
Kinder Morgan, Inc.	20,732	947,867
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $844,290)		947,867

PARTNERSHIPS & TRUSTS – 75.3%

Crude Oil & Refined Products – 47.2%
Buckeye Partners LP	29,250	2,103,660
Delek Logistics Partners LP	65,203	1,720,707
Enterprise Products Partners LP	71,370	1,981,231
Magellan Midstream Partners LP	19,300	1,351,965
MPLX LP	15,119	482,296
NuStar Energy LP	15,727	773,297
NuStar GP Holdings LLC	47,148	1,180,114
PBF Logistics LP	94,768	2,064,995
Plains All American Pipeline LP	99,115	2,292,530
Rose Rock Midstream LP	36,432	939,946
Sunoco LP	46,832	1,553,417
Sunoco Logistics Partners LP	43,175	1,185,154
Tesoro Logistics LP	35,900	1,764,485
		19,393,797

Gathering & Processing – 12.8%
DCP Midstream Partners LP	12,850	430,860
Enable Midstream Partners LP	129,682	1,885,576
PennTex Midstream Partners LP	90,400	1,330,688
Western Gas Partners LP	32,744	1,631,634
		5,278,758

Natural Gas/NGL Transportation – 15.3%
EQT Midstream Partners LP	6,737	507,768
Spectra Energy Partners LP	27,735	1,246,411

The accompanying notes are an integral part of these financial statements.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2016 (Unaudited)

	Shares	Fair Value
PARTNERSHIPS & TRUSTS (Continued)

Natural Gas/NGL Transportation (Continued)
Tallgrass Energy Partners LP	33,152	$1,500,459
Williams Partners LP	94,512	3,016,823
		6,271,461
TOTAL PARTNERSHIPS & TRUSTS (Cost $27,815,265)		30,944,016

SHORT-TERM INVESTMENTS – 4.0%

Money Market Funds – 4.0%
Invesco Short-Term Investment Trust Liquid Assets Portfolio –
Institutional Class, 0.44% (b)	1,619,380	1,619,380
TOTAL SHORT-TERM INVESTMENTS (Cost $1,619,380)		1,619,380

Total Investments (Cost $36,617,496) – 99.4%		40,837,634
Other Assets in Excess of Liabilities – 0.6%		246,605
TOTAL NET ASSETS – 100.0%		$41,084,239

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	The rate quoted is the annualized seven-day yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

BP Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2016 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Assets:
Investments, at value (cost $124,951,640 and $36,617,496, respectively)	$126,927,871	$40,837,634
Receivables:
Fund shares sold	82,919	294,468
Investments sold	7,373,673	860,798
Dividends and interest	178,255	494
Other assets	23,527	28,486
Total Assets	134,586,245	42,021,880

Liabilities:
Payables:
Investment securities purchased	7,862,286	810,870
Investment advisory fees, net	102,296	18,835
Distribution fees	8,649	3,161
Fund shares redeemed	41,787	676
Fund accounting fees	8,189	4,162
Administration fees	16,395	8,297
Custody fees	2,404	896
Chief Compliance Officer fees	2,255	1,608
Printing and mailing fees	13,906	—
Shareholder service fees	4,204	1,908
Tax service fees	—	66,130
Transfer agent fees	12,106	6,321
Other accrued expenses and payables	20,933	14,777
Total Liabilities	8,095,410	937,641
Net Assets	$126,490,835	$41,084,239

Net Assets Consist Of:
Paid-in-capital	$152,794,532	$46,028,948
Accumulated net investment loss, net of deferred tax benefit	(481,523)	(325,362)
Accumulated net realized loss on investments, net of deferred tax benefit	(27,798,405)	(8,684,677)
Net unrealized appreciation on investments, net of deferred tax benefit	1,976,231	4,065,330
Net assets	$126,490,835	$41,084,239

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
May 31, 2016 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Class A
Net assets	$17,026,932	$8,993,951
Shares issued and outstanding (unlimited number of beneficial
interest authorized, no par value)	993,169	571,568
Net asset value, redemption price and minimum offering price per share	$17.14	$15.74
Maximum offering price per share ($17.14/94.25%) ($15.74/94.25%)	$18.19	$16.70

Class C
Net assets	$8,420,319	$2,224,869
Shares issued and outstanding (unlimited number of beneficial
interest authorized, no par value)	493,922	141,907
Net asset value, redemption price and offering price per share	$17.05	$15.68

Class I
Net assets	$101,043,584	$29,865,419
Shares issued and outstanding (unlimited number of beneficial
interest authorized, no par value)	5,866,561	1,886,187
Net asset value, redemption price and offering price per share	$17.22	$15.83

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Investment Income:
Distributions received from master limited partnerships	$444,095	$960,365
Less: return of capital on distributions	(444,095)	(960,365)
Dividends from common stock and convertible preferred stock	732,632	181,438
Interest	4,943	3,169
Total investment income	737,575	184,607

Expenses:
Investment advisory fees (See Note 4)	684,790	179,182
Administration fees	38,571	26,145
Fund accounting fees	19,367	13,105
Transfer agent fees	33,412	25,497
Custody fees	7,219	2,826
Federal and state registration fees	34,076	24,416
Insurance expense	1,572	1,519
Audit fees	11,582	31,793
Chief Compliance Officer fees	6,570	4,979
Legal fees	4,328	4,317
Reports to shareholders	10,918	3,118
Trustee fees	3,836	4,026
Distribution expenses – Class A (See Note 4)	19,365	9,057
Distribution expenses – Class C (See Note 4)	26,086	6,410
Service fees – Class A	6,197	3,261
Service fees – Class C	3,130	171
Service fees – Class I	21,779	7,087
Miscellaneous expenses	13,073	4,785
Total expenses before expense waiver	945,871	351,694
Expense waiver (See Note 4)	—	(97,773)
Net expenses	945,871	253,921
Net Investment Loss	$(208,296)	$(69,314)

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended May 31, 2016 (Unaudited)

	BP Capital	BP Capital
	TwinLine	TwinLine
	Energy Fund	MLP Fund
Realized and Unrealized Gain (Loss) on
Investments, Securities Sold Short and Options
Net realized gain (loss) on transactions from:
Investments	$(12,457,455)	$(5,755,707)
Purchased options	—	(37,027)
Written options	—	19,737
Securities sold short	(18)	—
Net realized loss on transactions	(12,457,473)	(5,772,997)
Net change in appreciation on investments	17,120,029	8,532,081
Net realized and unrealized gain on investments	4,662,556	2,759,084
Net Increase in Net Assets Resulting from Operations	$4,454,260	$2,689,770

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
Operations:
Net investment loss	$(208,296)	$(320,936)
Net realized loss on investment transactions	(12,457,473)	(15,733,149)
Net change in unrealized appreciation
(depreciation) on investments	17,120,029	(8,694,382)
Net increase (decrease) in net assets
resulting from operations	4,454,260	(24,748,467)

Distributions to Shareholders:
From net realized gains:
Class A shares	—	(383,957)
Class I shares	—	(1,646,326)
Total distributions	—	(2,030,283)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	2,056,224	16,691,547
Class C shares*	1,653,280	9,579,976
Class I shares	14,852,101	88,187,804
Proceeds from dividends reinvested
Class A shares	—	381,416
Class I shares	—	1,620,345
Cost of shares redeemed
Class A shares	(4,178,235)	(9,241,328)
Class C shares*	(848,487)	(1,367,571)
Class I shares	(17,373,496)	(36,639,234)
Net increase (decrease) in net assets
from capital share transactions	(3,838,613)	69,212,955
Total Increase in Net Assets	615,647	42,434,205
Net Assets:
Beginning of period/year	125,875,188	83,440,983
End of period/year	$126,490,835	$125,875,188
Accumulated net investment loss	$(481,523)	$(273,227)

*	Share class commenced operations on February 27, 2015.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
Changes in shares outstanding:
Class A shares
Shares sold	142,833	889,013
Reinvested dividends	—	21,525
Shares redeemed	(290,477)	(509,979)
Net increase (decrease) in shares outstanding	(147,644)	400,559

Class C shares*:
Shares sold	116,969	517,110
Shares redeemed	(57,225)	(82,932)
Net increase in shares outstanding	59,744	434,178

Class I shares:
Shares sold	1,037,533	4,688,688
Reinvested dividends	—	91,442
Shares redeemed	(1,249,176)	(2,042,106)
Net increase (decrease) in shares outstanding	(211,643)	2,738,024

*	Share class commenced operations on February 27, 2015.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
Operations:
Net investment loss, net of deferred tax expense	$(69,314)	$(197,317)
Net realized loss on investment transactions,
net of deferred tax expense	(5,772,997)	(2,897,888)
Net change in unrealized appreciation (depreciation)
on investments, net of deferred tax expense	8,532,081	(5,063,884)
Net increase (decrease) in net assets resulting from operations	2,689,770	(8,159,089)

Distributions to Shareholders:
Return of capital:
Class A shares	(262,912)	(404,429)
Class C shares*	(62,711)	(31,298)
Class I shares	(710,811)	(607,638)
Total distributions	(1,036,434)	(1,043,365)
Capital Share Transactions:
Proceeds from shares sold
Class A shares	3,738,882	6,969,831
Class C shares*	563,153	3,115,714
Class I shares	18,867,414	15,195,238
Proceeds from dividends reinvested
Class A shares	257,065	389,899
Class C Shares*	52,262	25,070
Class I shares	666,124	598,879
Cost of shares redeemed
Class A shares	(3,621,412)**	(2,399,671)
Class C shares*	(268,138)	(891,487)
Class I shares	(7,122,856)	(2,458,858)
Net increase in net assets from capital share transactions	13,132,494	20,544,615
Total Increase in Net Assets	14,785,830	11,342,161
Net Assets:
Beginning of period/year	26,298,409	14,956,248
End of period/year	$41,084,239	$26,298,409
Accumulated net investment loss	$(325,362)	$(256,048)

*	Share class commenced operations on February 27, 2015.
**	Net of redemption fees of $8.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
Changes in shares outstanding:
Class A shares:
Shares sold	275,932	351,882
Reinvested dividends	18,470	19,306
Shares redeemed	(289,760)	(126,501)
Net increase in shares outstanding	4,642	244,687

Class C shares*:
Shares sold	40,431	170,867
Reinvested dividends	3,801	1,327
Shares redeemed	(20,248)	(54,271)
Net increase in shares outstanding	23,984	117,923

Class I shares:
Shares sold	1,374,747	772,733
Reinvested dividends	48,885	29,852
Shares redeemed	(549,841)	(139,694)
Net increase in shares outstanding	873,791	662,891

*	Share class commenced operations on February 27, 2015.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended	Period Ended
	May 31, 2016		November 30,	November 30,
	(Unaudited)		2015	2014(1)
Net asset value, beginning of period/year	$16.41		$20.45	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.04)		(0.10)	(0.11)
Net realized and unrealized
gain (loss) on investments	0.77		(3.45)	0.56
Total from investment operations	0.73		(3.56)	0.45

LESS DISTRIBUTIONS:
From net realized gain	—		(0.48)	—
Total distributions	—		(0.48)	—
Net asset value, end of period/year	$17.14		$16.41	$20.45

Total return	4.45	%(3)	(17.57)%	2.25	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period/year (in thousands)	$17,026.9		$18,718.6	$15,135.5

Portfolio turnover rate	54	%(3)	79%	72	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS	1.92	%(4)	1.87%	1.98	%(4)

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS	(0.56	)%(4)	(0.51)%	(0.53	)%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund – Class C
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Six Months Ended
	May 31, 2016		Period Ended
	(Unaudited)		November 30, 2015(1)
Net asset value, beginning of period	$16.36		$20.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.08)		(0.15)
Net realized and unrealized gain (loss) on investments	0.77		(3.55)
Total from investment operations	0.69		(3.70)
Net asset value, end of period	$17.05		$16.36

Total return	4.22	%(3)	(18.44	)%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$8,420.3		$7,102.2

Portfolio turnover rate	54	%(3)	79	%(3)(5)

RATIO OF EXPENSES TO AVERAGE NET ASSETS	2.43	%(4)	2.45	%(4)

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS	(1.10	)%(4)	(1.15	)%(4)

(1)	Class commenced operations on February 27, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover calculated at the total Fund level.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine Energy Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended	Period Ended
	May 31, 2016		November 30,	November 30,
	(Unaudited)		2015	2014(1)
Net asset value, beginning of period/year	$16.46		$20.45	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.02)		(0.04)	(0.06)
Net realized and unrealized
gain (loss) on investments	0.78		(3.47)	0.51
Total from investment operations	0.76		(3.51)	0.45

LESS DISTRIBUTIONS:
From net realized gain	—		(0.48)	—
Total distributions	—		(0.48)	—
Net asset value, end of period/year	$17.22		$16.46	$20.45

Total return	4.62	%(3)	(17.32)%	2.25	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period/year (in thousands)	$101,043.6		$100,054.4	$68,305.5

Portfolio turnover rate	54	%(3)	79%	72	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS	1.64	%(4)	1.54%	1.73	%(4)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS	(0.29	)%(4)	(0.20)%	0.28	%(4)

(1)	Fund commenced operations on December 31, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund – Class A
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended		Period Ended
	May 31, 2016		November 30,		November 30,
	(Unaudited)		2015		2014(1)
Net asset value, beginning of period/year	$15.45		$22.25		$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)(6)	(0.04)		(0.20)		(0.20)
Net realized and unrealized
gain (loss) on investments	0.85		(5.60)		2.87
Total from investment operations	0.81		(5.80)		2.67

LESS DISTRIBUTIONS:
Return of capital	(0.52)		(1.00)		(0.42)
Total distributions	(0.52)		(1.00)		(0.42)
Paid in capital from redemption fees	0.00	(7)	—		—
Net asset value, end of period/year	$15.74		$15.45		$22.25

Total return	5.79	%(3)	(27.17)%		13.37	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period/year (in thousands)	$8,994.0		$8,760.2		$7,168.7

Portfolio turnover rate	103	%(3)	96%		70	%(3)

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Gross operating expenses, before fees waived	2.34	%(4)	2.70%		4.04	%(4)
Fees waived	(0.60	)%(4)	(0.96)%		(2.29	)%(4)
Operating expenses, after fees waived	1.74	%(4)	1.74%		1.75	%(4)
Deferred tax expense/(benefit)	0.00	%(4)(5)	(1.32	)%(5)	3.98	%(4)(5)
Total expense	1.74	%(4)	0.42%		5.73	%(4)

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS:
Before fees waived	(1.20	)%(4)(6)	(1.97	)%(6)	(3.28	)%(4)(6)
After fees waived	(0.60	)%(4)(6)	(1.01	)%(6)	(0.99	)%(4)(6)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Tax expense estimate is derived from the net investment income/loss, and realized and unrealized gain/loss.
(6)	Includes tax expense from net investment income/loss only.
(7)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund – Class C
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Six Months Ended
	May 31, 2016		Period Ended
	(Unaudited)		November 30, 2015(1)
Net asset value, beginning of period	$15.43		$22.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)(6)	(0.07)		(0.24)
Net realized and unrealized gain on investments	0.84		(5.62)
Total from investment operations	0.77		(5.86)

LESS DISTRIBUTIONS:
Return of capital	(0.52)		(0.75)
Total distributions	(0.52)		(0.75)
Net asset value, end of period	$15.68		$15.43

Total return	5.60	%(3)	(27.39	)%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$2,224.9		$1,819.2

Portfolio turnover rate	103	%(3)	96	%(3)(7)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Gross operating expenses, before fees waived	2.76	%(4)	3.06	%(4)
Fees waived	(0.60	)%(4)	(0.89	)%(4)
Operating expenses, after fees waived	2.16	%(4)	2.17	%(4)
Deferred tax expense/(benefit)	0.00	%(4)(5)	(1.27	)%(4)(5)
Total expense	2.16	%(4)	0.90	%(4)

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS:
Before fees waived	(1.69	)%(4)(6)	(2.66	)%(4)(6)
After fees waived	(1.09	)%(4)(6)	(1.76	)%(4)(6)

(1)	Class commenced operations on February 27, 2015.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Tax expense estimate is derived from the net investment income/loss, and realized and unrealized gain/loss.
(6)	Includes tax benefit derived from net investment income/loss only.
(7)	Portfolio turnover is calculated at the total Fund level.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
BP Capital TwinLine MLP Fund – Class I
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six Months Ended		Year Ended		Period Ended
	May 31, 2016		November 30,		November 30,
	(Unaudited)		2015		2014(1)
Net asset value, beginning of period/year	$15.53		$22.28		$20.00

INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss(2)(6)	(0.02)		(0.14)		(0.15)
Net realized and unrealized
gain (loss) on investments	0.84		(5.61)		2.87
Total from investment operations	0.82		(5.75)		2.72

LESS DISTRIBUTIONS:
Return of capital	(0.52)		(1.00)		(0.44)
Total distributions	(0.52)		(1.00)		(0.44)
Net asset value, end of period/year	$15.83		$15.53		$22.28

Total return	5.89	%(3)	(26.90)%		13.60	%(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period/year (in thousands)	$29,865.4		$15,718.9		$7,787.6

Portfolio turnover rate	103	%(3)	96%		70	%(3)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Gross operating expenses, before fees waived	2.06	%(4)	2.34%		3.79	%(4)
Fees waived	(0.60	)%(4)	(0.92)%		(2.29	)%(4)
Operating expenses, after fees waived	1.46	%(4)	1.42%		1.50	%(4)
Deferred tax expense/(benefit)	0.00	%(4)(5)	(1.24	)%(5)	3.98	%(4)(5)
Total expense	1.46	%(4)	0.18%		5.48	%(4)

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS:
Before fees waived	(0.92	)%(4)(6)	(1.63	)%(6)	(3.03	)%(4)(6)
After fees waived	(0.32	)%(4)(6)	(0.71	)%(6)	(0.74	)%(4)(6)

(1)	Fund commenced operations on December 31, 2013.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Tax expense estimate is derived from the net investment income/loss, and realized and unrealized gain/loss.
(6)	Includes tax benefit derived from net investment income/loss only.

The accompanying notes are an integral part of these financial statements.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The BP Capital TwinLine Energy Fund (“Energy Fund”) and BP Capital TwinLine MLP Fund (“MLP Fund”) (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (“Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end investment management company.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards (“FASB”) Accounting Standards Codification topic 946 “Financial Services – Investment Companies.”  The Funds are managed by BP Capital Fund Advisors, LLC (the “Advisor”).  The Funds’ Class A and Class I shares commenced operations on December 31, 2013.  The Funds’ Class C shares commenced operations on February 27, 2015.

The Energy Fund’s objective is to seek total return.  The Fund intends to conduct its operations so that it qualifies to be taxed as a “regulated investment company” (“RIC”) for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its net income and net capital gains are distributed to shareholders.

The MLP Fund’s investment objective is to seek capital appreciation through distribution growth along with current income.  The MLP Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes.  Because the MLP Fund is treated as a “C” corporation, it will not be taxed as a RIC under Subchapter M of the Code, and therefore, is not required to comply with the diversification requirements applicable to RICs.

Each Fund offers three classes of shares, Class A, Class C and Class I.  All classes of shares hold equal rights as to earnings and assets (with Class A and Class C shares bearing 12b-1 distribution expenses).  Each class of shares has exclusive voting rights with respect to matters affecting that individual class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.  Class A shares have a maximum front end sales load of 5.75%, and Class A shares and Class C shares have a maximum deferred sales charge of 1.00%.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. national or foreign securities exchanges, are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.  When a security is “fair valued,” consideration is given

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Energy Fund’s investments as of May 31, 2016. See the Schedule of Investments for industry breakouts:

Investments at Fair Value

	Level 1	Level 2	Level 3	Total
Common Stocks	$112,275,270	$—	$—	$112,275,270
Partnerships & Trusts	11,505,198	—	—	11,505,198
Short-Term Investments	3,147,403	—	—	3,147,403
Total Investment in Securities	$126,927,871	$—	$—	$126,927,871

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the MLP Fund’s investments as of May 31, 2016. See the Schedule of Investments for industry breakouts:

Investments at Fair Value

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,326,371	$—	$—	$7,326,371
Convertible Preferred Stocks	947,867	—	—	947,867
Partnerships & Trusts	30,944,016	—	—	30,944,016
Short-Term Investments	1,619,380	—	—	1,619,380
Total Investment in Securities	$40,837,634	$—	$—	$40,837,634

It is the Funds’ policy to recognize transfers between levels at the end of the Funds’ reporting period. There were no transfers made into or out of Level 1, 2, or 3 as of May 31, 2016.

B.
Partnership Accounting Policy.  The Funds record their pro rata share of income (loss) and capital gains (losses), to the extent of distributions they have received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.  Distributions received from each of the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the energy trusts of MLPs.  The Funds record investment income on the ex-date of the distributions.  For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received.  Such estimates are based on historical information available from each energy trust, MLP and other industry sources.  These estimates may subsequently be revised based on information received from energy trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Energy Fund normally are declared and paid on an annual basis.  The MLP Fund intends to make quarterly cash distributions to its shareholders.  Due to the tax treatment of the MLP Fund’s allocations and distributions from MLPs, the Advisor expects that a significant portion of the MLP Fund’s distributions to shareholders will typically be treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the MLP Fund’s current and accumulated earnings and profits as described below).  However, no assurance can be given in this regard; just as the MLP Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the MLP Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the MLP Fund’s portfolio, the level of allocations of net income and other tax items for the MLP Fund from its underlying MLP investments during a particular taxable year, the length of time the MLP Fund has owned the MLP equity securities in its portfolio, and the extent to which the MLP Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests. Distributions are recorded on the ex-dividend date.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the MLP Fund’s current and accumulated earnings and profits.  The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its MLP Fund shares and thereafter generally will be taxable to the shareholder as a capital gain.  Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the MLP Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the MLP Fund.  To permit the MLP Fund to maintain a more stable distribution rate, the MLP Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period.  Any undistributed cash would be available to supplement future distributions, and until distributed would add to the MLP Fund’s net asset value.  Correspondingly, such amounts, once distributed, will be deducted from the MLP Fund’s net asset value.  In addition, in the discretion of the MLP Fund, the MLP Fund may determine not to make distributions in quarters in which the MLP Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the MLP Fund believes that a distribution may not constitute a tax-free return of capital as described above.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

G.
Non-Diversification. The Funds are “non-diversified” mutual funds and, as such, they are not subject to the diversification requirements under the 1940 Act.  Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.  Accordingly, the Funds are permitted to invest a greater percentage of their assets in the securities of a single issuer than a diversified fund.  As a result, a decline in the value of those holdings would cause an overall decline in value to decline to a greater degree than if each of these vehicles held a more diversified portfolio.

H.
Master Limited Partnerships.  Under normal circumstances, the MLP Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in energy infrastructure master limited partnership (“MLP”) investments.  MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights.  MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market, or in the Over-the-counter market.  An MLP consists of one or more general partners, who conduct the business, and one or more limited partners.  MLP common unit holders have a limited role in the partnership’s operation and management.  The MLP Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the MLP Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be.  In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner.  This right of an MLP’s creditors would continue after the MLP Fund sold its investment in the MLP.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

I.
MLP Concentration Risk.  Under normal circumstances, the MLP Fund intends to invest at least 80% of its net assets in energy infrastructure MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in the midstream energy industry activities.  A substantial portion of the cash flow received by the MLP Fund is derived from investment in equity securities of MLPs.  The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

J.
MLP Tax Risk.  Much of the benefit that each Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.

K.
Tax Estimation/NAV Risk.  Any deferred tax liability balance will reduce the MLP Fund’s NAV.  The MLP Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the MLP Fund’s NAV.  To the extent the MLP Fund has a deferred tax asset balance consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required.  The MLP Fund will rely to some extent on information provided by MLPs, which may not be provided to the MLP Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV.  The daily estimate of the MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the MLP Fund’s NAV could vary dramatically from the MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the MLP Fund’s NAV.

L.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

M.
Total Return Swap Contracts.  The Funds may enter into total return swap agreements.  A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the Statement of Operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the Statement of Operations.  Total return swap contracts outstanding at period end are listed on the Schedule of Swap Contracts, if applicable.  The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.  The average notional value of total return swap contracts held by the Funds during the six months ended May 31, 2016 was $0.

N.
Securities Sold Short.  The Funds may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

O.
Option Contracts.  The Funds may invest in options contracts that may be used to modify or hedge a Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of a Fund. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly value of long options held during the six months ended May 31, 2016, was as follows:

Energy Fund:	$—
MLP Fund:	$15,429

Written option activity during the six months ended May 31, 2016, is as follows:

MLP Fund

		Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	2,167	31,177
Options exercised	(280)	(11,440)
Options expired	(1,887)	(19,737)
Options closed	—	—
Options outstanding, end of period	—	$—

As of May 31, 2016, the Funds were not invested in purchased or written options.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2016, were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased	Written
	Options	Options
MLP Fund	$(37,027)	$19,737

P.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The MLP Fund declared distributions of return of capital payable on June 1, 2016 to shareholders of record on May 31, 2016.  The distributions from the MLP Fund’s Class A, Class C and Class I shares were $147,179 or $0.2575 per share, $36,541 or $0.2575 per share, and $485,693 or $0.2575 per share, respectively.

NOTE 3 – INCOME TAXES

Energy Fund

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP.  These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations.

The Energy Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Energy Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  At November 30, 2015, the Energy Fund had a capital loss carry-forward of $15,088,981 and deferred, on a tax basis, late year losses of $219,082.

As of May 31, 2016, the Energy Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The tax periods since inception remain subject to examination by tax authorities in the United States.

The Energy Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  As of May 31, 2016, the Energy Fund was not aware of any tax positions for which it was reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

As of November 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Energy Fund
Cost of investments	$141,570,732	(a)
Gross tax unrealized appreciation	6,536,293
Gross tax unrealized depreciation	(21,986,187)
Net tax unrealized appreciation (depreciation)	(15,449,894)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gain (loss)	(15,308,063	)(b)
Total accumulated gain (loss)	$(30,757,957)

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributed mainly to the treatment of wash sales and partnerships.

(b)	Other accumulated gain (loss) consists on non-expiring capital loss carry-forwards and late year losses.

The tax character of distributions paid during the six months ended May 31, 2016, and period ended November 30, 2015, was as follows:

	2016	2015
Distributions paid from:
Ordinary income	$—	$2,019,184
Long-term capital gain*	$—	$11,099

* Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

MLP Fund

The MLP Fund, taxed as a corporation, is obligated to pay federal and state income tax on its taxable income.  Currently, the maximum marginal regular federal income tax rate for a corporation is 35% and the Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds the regular federal income tax.  The MLP Fund invests its assets primarily in MLPs which generally are treated as partnerships for federal income tax purposes.  As a limited partner in MLPs, the MLP Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income.

In calculating the MLP Fund’s daily NAV, the MLP Fund will account for its deferred tax liability and/or asset balances.  The MLP Fund will accrue in accordance with U.S. GAAP, a deferred income tax liability balance at the current effective U.S. federal income tax rate plus an estimated state income tax rate for its future tax liability associated with the capital appreciation of its investments and the distributions received by the MLP Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.  A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.  From time to time, as new information becomes available, the MLP Fund will modify its estimates or

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

assumption regarding the deferred tax liabilities or assets.  As of May 31, 2016, the MLP Fund did not record a deferred tax asset or liability.

Total
Deferred Tax Assets:
Net Operating Loss Carry-forwards	$169,223
State NOL Carry-Forward	358
Capital Loss Carry-forward (Tax Basis)	3,093,293
Unrealized Losses	(1,499,718)
Total Deferred Tax Assets (Before Valuation Allowance)	1,763,156
Valuation Allowance	(1,763,156)
Total Net Deferred Tax Asset / Liability	$—

To the extent the MLP Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years.  To the extent the MLP Fund has a net operating loss in any tax year the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years.  In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

As of May 31, 2016, the MLP Fund had capital loss carryovers of $8,602,301, expiring as follows:

Amount	Expiration
$59,715	11/30/2019
$3,301,679	11/30/2020
$5,240,907	11/30/2021

As of May 31, 2016, the MLP Fund had net operating loss carryovers of $473,380, expiring as follows:

Amount	Expiration
$79,041	11/30/2034
$275,461	11/30/2035
$118,878	11/30/2036

Total income taxes have been computed by applying the federal statutory income tax rate of 34% plus a blended state income tax rate.  The MLP Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes for the period ended May 31, 2016, as follows:

Total Tax Expense (Benefit)
Total
Tax Expense (Benefit) at Statutory Rates	$914,523
State Income Tax Expense, Net of Federal Benefit	58,881
Tax Expense (Benefit) on Permanent Items(1)	(6,704)
Tax Expense (Benefit) due to Change in Effective State Rates	—
Change in Valuation Allowance	(966,700)
Total Tax Expense	$—

(1) Permanent items are made up of dividends received deductions.

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

At May 31, 2016, the tax cost basis of investments was $36,778,386 and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,523,531
Gross unrealized depreciation	(464,283)
Net unrealized appreciation	$4,059,248

The tax composition of distributions paid during the six months ended May 31, 2016 (estimated) and the period ended November 30, 2015, for the MLP Fund was as follows:

	Ordinary	Long-Term	Return of	Earnings &
Year	Income(1)	Capital Gains	Capital	Profits
2016	$—	$—	$1,036,434	$—
2015	$—	$—	$1,043,365	$—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The MLP Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the MLP Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed or expected to be filed since inception of the Funds.  No income tax returns are currently under examination.  The tax periods since inception remain subject to examination by the tax authorities in the United States.  Due to the nature of the MLP Fund’s investments, the MLP Fund may be required to file income tax returns in several states.  The MLP Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

BP Capital Fund Advisors, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.25% for the Energy Fund and 1.10% for the MLP Fund, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2016, the Energy Fund and MLP Fund incurred $684,790 and $179,182 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses for Class A, Class C and

Class I shares as of each class’ average daily net assets.  For the Energy Fund, the Class A, Class C and Class I shares expense limits are 2.00%, 2.65% and 1.75%, respectively.  For the MLP Fund, the Class A, Class C and Class I shares expense limits are 1.75%, 2.40% and 1.50%, respectively.  The contract’s term is indefinite.  At May 31, 2016, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the MLP Fund that may be recouped was $482,310.  The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
November 30, 2017	$169,131
November 30, 2018	$215,406
November 30, 2019	$97,773

BP Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2016 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the six months ended May 31, 2016, are disclosed in the Statement of Operations.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act.  The distribution plan requires the payment of a monthly service fee to Foreside Fund Services, LLC (the “Distributor,” also known as the principal underwriter) at an annual rate of 0.25% of the average daily net assets attributed to Class A shares and 0.75% of the average daily net assets attributed to Class C shares of the Funds. Distribution fees are disclosed in the Statement of Operations.

The Funds have adopted a Shareholder Servicing Plan on behalf of each share class.  Under the Shareholder Servicing Plan, Class A and Class I are authorized to pay an annual shareholder servicing fee of up to 0.10% of each Class’s average daily net assets and Class C is authorized to pay an annual shareholder servicing fee of up to 0.25% of the Class’s average daily net assets.  This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  Shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases of securities, excluding short-term securities, for the Energy Fund and the MLP Fund was $59,835,376 and $48,000,412, respectively.  The proceeds from sales of securities, excluding short-term securities, for the Energy Fund and MLP Fund were $60,421,777 and $33,248,739, respectively.  There were no reportable purchases or sales of U.S. Government obligations for the six months ended May 31, 2016.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Energy Fund and MLP Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  Loan activity for the six months ended May 31, 2016, is as follows:

	Energy Fund	MLP Fund
Maximum Available Credit	$8,000,000	$4,000,000
Maximum Loan Outstanding	437,000	426,000
Average Daily Loan Outstanding	8,951	14,007
Interest Expense	159	207
Loan Outstanding as of May 31, 2016	—	—
Average Interest Rate	3.50%	3.50%

BP Capital Funds
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited)

As a shareholder of the BP Capital TwinLine Energy Fund and/or BP Capital TwinLine MLP Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) and service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 through May 31, 2016).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and, with respect to the BP Capital TwinLine MLP Fund, reflect current and deferred income tax expense or any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these current and deferred income tax expense and transaction costs were included, your costs would have been higher.

BP Capital Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended May 31, 2016 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine Energy Fund – Class A
Actual	$1,000.00	$1,044.50	$9.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.40	$9.67

*	The expenses are equal to the Fund’s annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine Energy Fund – Class C
Actual	$1,000.00	$1,042.20	$12.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.85	$12.23

*	The expenses are equal to the Fund’s annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine Energy Fund – Class I
Actual	$1,000.00	$1,046.20	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.80	$8.27

*	The expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six-month period.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine MLP Fund – Class A
Actual	$1,000.00	$1,057.90	$8.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$8.77

*	The expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six-month period.`

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine MLP Fund – Class C
Actual	$1,000.00	$1,056.00	$11.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.20	$10.88

*	The expenses are equal to the Fund’s annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six month period.

BP Capital Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended May 31, 2016 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2015	May 31, 2016	During the Period*
BP Capital TwinLine MLP Fund – Class I
Actual	$1,000.00	$1,058.90	$7.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.36

*	The expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six-month period.

BP Capital Funds
ADDITIONAL INFORMATION (Unaudited)

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free 1-855-40-BPCAP (1-855-402-7227) or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-855-40-BPCAP (1-855-402-7227).  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.bpcfunds.com.

Householding

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free 1-855-40-BPCAP (1-855-402-7227) to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Information About the Funds’ Trustees

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-40-BPCAP (1-855-402-7227).  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.bpcfunds.com.

BP Capital Funds
PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
BP Capital Fund Advisors, LLC
8117 Preston Road, Suite 260
Dallas, Texas 75225

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-40-BPCAP (1-855-402-7227)

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund Information
Fund	Symbol	CUSIP
BP Capital TwinLine Energy Fund – Class A	BPEAX	74316J292
BP Capital TwinLine Energy Fund – Class C	BPECX	74316P827
BP Capital TwinLine Energy Fund – Class I	BPEIX	74316J284
BP Capital TwinLine MLP Fund – Class A	BPMAX	74316J276
BP Capital TwinLine MLP Fund – Class C	BPMCX	74316P819
BP Capital TwinLine MLP Fund – Class I	BPMIX	74316J268

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date   August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date   August 11, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date   August 10, 2016

* Print the name and title of each signing officer under his or her signature.